Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	$ 48,604,160	$ 1,752,133	$ 46,016,548	$ 45,240,667
Right-of-use assets	1,114,950	40,193	946,880	1,055,458
Investment properties	751,047	27,074	562,260	594,110
Intangible assets amortization	4,054,120	146,147	3,733,377	3,576,606
Depreciation and amortization	54,524,277	1,965,547	51,259,065	50,466,841
Depreciation expense	50,470,157	1,819,400	47,525,688	46,890,235
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,443,870	88,099	2,231,060	2,092,074
Depreciation expense	46,880,267	1,689,988	44,017,839	43,749,333
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,610,250	58,048	1,502,317	1,484,532
Depreciation expense	$ 3,589,890	$ 129,412	$ 3,507,849	$ 3,140,902